Financial structure and financial costs - Fair value hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial structure, financial costs and financial instruments
Equity instruments	$ 1,625	$ 2,007	$ 1,778	$ 1,421
Measured at fair value | Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Assets and liabilities held for trading	82	(68)	82
Equity instruments	501	706	240
Total fair value	(430)	2,183	(1,283)
Measured at fair value | Financial instruments, excluding commodity contracts | Level 1
Financial structure, financial costs and financial instruments
Equity instruments	501	706	240
Total fair value	501	706	240
Measured at fair value | Financial instruments, excluding commodity contracts | Level 2
Financial structure, financial costs and financial instruments
Assets and liabilities held for trading	82	(68)	82
Total fair value	(931)	1,477	(1,523)
Hedging of financial debt (Fair value hedge) | Measured at fair value | Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Hedge instruments	39	1,137	(690)
Hedging of financial debt (Fair value hedge) | Measured at fair value | Financial instruments, excluding commodity contracts | Level 2
Financial structure, financial costs and financial instruments
Hedge instruments	39	1,137	(690)
Cash flow hedge | Measured at fair value | Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Hedge instruments	(1,052)	408	(915)
Cash flow hedge | Measured at fair value | Financial instruments, excluding commodity contracts | Level 2
Financial structure, financial costs and financial instruments
Hedge instruments	$ (1,052)	$ 408	$ (915)